Goodwill - Variations in goodwill (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2019 CAD ($) segment	Sep. 30, 2018 CAD ($) segment
Disclosure of reconciliation of changes in goodwill [line items]
Number of operating segments | segment	8	9
Number of operating segments, below threshold | segment	2
Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 7,341,720
Business acquisitions	587,103
Goodwill reallocation	0
Foreign currency translation adjustment	(160,986)
Ending balance	7,767,837	$ 7,341,720
Western and Southern Europe | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	898,186
Business acquisitions	0
Goodwill reallocation	115,884
Foreign currency translation adjustment	(38,995)
Ending balance	975,075	898,186
Northern Europe | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,327,204
Business acquisitions	482,939
Goodwill reallocation	0
Foreign currency translation adjustment	(106,216)
Ending balance	1,703,927	1,327,204
Canada | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,141,227
Business acquisitions	(734)
Goodwill reallocation	(3,756)
Foreign currency translation adjustment	0
Ending balance	1,136,737	1,141,227
U.S. Commercial and State Government | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,111,719
Business acquisitions	0
Goodwill reallocation	(4,361)
Foreign currency translation adjustment	26,888
Ending balance	1,134,246	1,111,719
U.S. Federal | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	882,246
Business acquisitions	13,955
Goodwill reallocation	0
Foreign currency translation adjustment	21,863
Ending balance	918,064	882,246
U.K. and Australia | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	829,520
Business acquisitions	0
Goodwill reallocation	5,366
Foreign currency translation adjustment	(28,568)
Ending balance	806,318	829,520
Central and Eastern Europe | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	856,916
Business acquisitions	90,943
Goodwill reallocation	(94,696)
Foreign currency translation adjustment	(32,598)
Ending balance	820,565	856,916
Asia Pacific | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	294,702
Business acquisitions	0
Goodwill reallocation	(18,437)
Foreign currency translation adjustment	(3,360)
Ending balance	$ 272,905	$ 294,702